Provisions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of other provisions [line items]
Discount rate of provision	3.99%	1.30%
Other provisions	$ 175,639	$ 147,157	[1]	$ 54,255
Litigation provision [Member]
Disclosure of other provisions [line items]
Other provisions	42,300	34,600
Environmental remediation liabilities [Member]
Disclosure of other provisions [line items]
Other provisions	$ 23,400	$ 26,500

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))